BUSINESS ACQUISITION - Purchase Consideration of Naperville (Details) - Naperville Investments LLC - Television Dirigida $ in Millions, $ in Millions	Dec. 31, 2024 ARS ($)	May 20, 2024 ARS ($)	May 20, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Call option	$ 4,492	$ 3,403	$ 3.8
Cash paid	14,754	11,180
Total	$ 19,246	$ 14,583	$ 16.4